SCHEDULE FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Fair Value Disclosures [Abstract]
2023	$ 131,738	$ 131,738
2024	122,947	122,947
2025	93,559	93,559
2026	93,559	93,559
2027	93,559	93,559
Total	$ 535,362	$ 535,362